Discontinued operation and assets classified as held for sale, Discontinued Operation - Financial Performance (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Discontinued operation - Financial performance [Abstract]
Revenue	$ 1,077,273	[1],[2],[3]	$ 991,233	[2],[4],[5]	$ 4,754,398
Profit/(loss) before tax	131,547	[1],[6]	149,848	[4],[6]	34,112
Profit for the period from discontinued operation	33,720	[1],[6],[7]	26,993	[4],[6],[7]	76,940
Discontinued Operations [Member]
Discontinued operation - Financial performance [Abstract]
Revenue	303,429		253,816		538,160
Operating costs	(238,632)		(208,268)		(427,014)
Profit/(loss) before tax	64,797		45,548		111,146
Taxation	(31,077)		(18,615)		(34,206)
Profit for the period from discontinued operation	33,720		26,933		76,940
Discontinued operation - Cash flow [Abstract]
Net cash inflows from operating activities	70,411		66,107		136,058
Net cash outflows from investing activities	(7,430)		(1,298)		(2,512)
Net cash flows from financing activities	$ 0		$ 0		$ 0

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to 30 April 2017 and 30 April 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[5]	The comparatives for the 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[6]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[7]	The comparatives for the 12 months ended April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).